                          DELAWARE GROUP EQUITY FUNDS V

                          Delaware Dividend Income Fund
                                  (the "Fund")

                      Supplement to the Fund's Prospectuses
                              dated March 30, 2007

Effective  May  24,  2007,  Thomas  H.  Chow  will  have  portfolio   management
responsibilities for the fixed income portion of Delaware Dividend Income Fund.

The following replaces the biographical information in the section entitled "Who manages the Fund - Portfolio managers."

Babak Zenouzi, Damon J. Andres, D. Tysen Nutt, Jr., Jordan L. Irving, Anthony A.
Lombardi,  Robert A. Vogel,  Jr.,  Nikhil G.  Lalvani,  and Nashira S. Wynn have primary responsibility for making day-to-day investment decisions for the equity portion of the Fund.  Mr. Andres has been managing the Fund since its inception.
Messrs. Nutt, Irving, Lombardi, and Vogel assumed responsibility for the Fund in
March 2005, Mr. Zenouzi assumed responsibility for the Fund in May 2006, and Mr.
Lalvani and Ms. Wynn assumed responsibility for the Fund in October 2006.

Thomas H. Chow has  primary  responsibility  for  making  day-to-day  investment decisions  for the  fixed  income  portion  of the Fund,  for  which he  assumed responsibility in May 2007.

Babak (Bob) Zenouzi, Senior Vice President, Senior Portfolio Manager
Mr. Zenouzi rejoined Delaware  Investments in May 2006. He left the firm in 1999 after seven years as an analyst and portfolio manager.  Currently,  he leads the firm's REIT group,  including the team, its process,  and its  institutional and retail  products,  which he created during his prior time with the firm. He also serves as lead portfolio manager for the firm's Dividend Income products,  which he helped create in the 1990s.  Most  recently,  Mr. Zenouzi worked at Chartwell
Investment  Partners  from  1999 to 2006,  where  he was a  partner  and  senior portfolio manager on Chartwell's Small-Cap Value portfolio.  He began his career with The Boston  Company,  where he held  several  positions in  accounting  and financial analysis.  Mr. Zenouzi earned a master's degree in finance from Boston
College  and a  bachelor's  degree from  Babson  College.  He is a member of the
National Association of Real Estate Investment Trusts.

Damon J. Andres, CFA, Vice President, Senior Portfolio Manager
Mr.  Andres,  who joined  Delaware  Investments in 1994,  currently  serves as a portfolio  manager for REIT  investments and  convertibles.  He also serves as a portfolio manager for the firm's Dividend Income products. From 1991 to 1994, he
performed   investment-consulting   services  as  a  consulting  associate  with
Cambridge  Associates.  Mr.  Andres  earned  a  bachelor's  degree  in  business administration with an emphasis in finance and accounting from the University of
Richmond.

D. Tysen Nutt, Jr., Senior Vice President, Senior Portfolio Manager, Team Leader
- Large-Cap Value Focus Equity
Mr. Nutt joined Delaware Investments in 2004 as senior vice president and senior portfolio manager for the firm's Large-Cap Value Focus strategy.  Before joining the firm, Mr. Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch
Investment Managers (MLIM),  where he managed mutual funds and separate accounts for  institutions  and private  clients.  Mr. Nutt  departed  MLIM as a managing director.  Prior to joining MLIM in 1994,  Mr. Nutt was with Van Deventer & Hoch
(V&H) where he managed  large-cap value  portfolios for institutions and private clients.  He began his  investment  career  at Dean  Witter  Reynolds,  where he eventually  became vice president,  investments.  Mr. Nutt earned his bachelor's degree from  Dartmouth  College,  and he is a member of the New York  Society of
Security Analysts and the CFA Institute.

Jordan L. Irving, Vice President, Senior Portfolio Manager
Mr. Irving  joined  Delaware  Investments  in 2004 as a vice  president,  senior portfolio manager for the firm's Large-Cap Value Focus strategy.  Previously, he worked for the U.S. Active  Large-Cap Value team within Merrill Lynch Investment
Managers for six years,  where he managed mutual funds and separate accounts for institutions and private clients. Mr. Irving graduated from Yale University with a bachelor's  degree in American  studies and earned a special diploma in social studies at Oxford  University  in  England.  He competed  for the United  States
National   Rowing  Team,   winning  a  gold  medal  at  the  1997  World  Rowing
Championships in Aiguebelette, France.

Anthony A. Lombardi, CFA, Vice President, Senior Portfolio Manager
Mr. Lombardi joined Delaware  Investments in 2004 as a vice president and senior portfolio manager for the firm's Large-Cap Value Focus strategy. Previously, Mr.
Lombardi worked at Merrill Lynch Investment Managers from 1998 to 2004, where he rose to the  position  of director  and  portfolio  manager for the U.S.  Active
Large-Cap  Value  team,   managing  mutual  funds  and  separate   accounts  for
institutions  and  private  clients.  Prior  to that he  worked  at Dean  Witter
Reynolds for seven years as a sell-side  equity research  analyst,  and he began his career as an investment analyst with Crossland Savings in 1989. Mr. Lombardi graduated from Hofstra University,  receiving a bachelor's degree in finance and an MBA with a concentration  in finance.  He is a member of the New York Society of Security Analysts and the CFA Institute.

Robert A. Vogel Jr., CFA, Vice President, Senior Portfolio Manager
Mr.  Vogel  joined  Delaware  Investments  in 2004 as a vice  president,  senior portfolio  manager for the firm's Large-Cap Value Focus strategy.  He previously worked at Merrill Lynch Investment  Managers for more than seven years, where he rose to the position of director and portfolio  manager  within the U.S.  Active
Large-Cap  Value team. He began his career in 1992 as a financial  consultant at
Merrill Lynch. Mr. Vogel graduated from Loyola College in Maryland, earning both bachelor's  and  master's  degrees  in  finance.  He also  earned  an MBA with a
concentration   in  finance  from  The  Wharton  School  of  the  University  of
Pennsylvania,  and he is a member of the New York  Society of Security  Analysts and The CFA Society of Philadelphia.

Nikhil G. Lalvani, CFA, Vice President, Portfolio Manager
Mr. Lalvani is a portfolio  manager with the firm's  Large-Cap Value Focus team.
At  Delaware  Investments,  Mr.  Lalvani  has served as both a  fundamental  and quantitative  analyst.  Prior to  joining  the firm in 1997,  he was a  research associate with Bloomberg.  Mr. Lalvani holds a bachelor's degree in finance from
Penn State University and is a member of The CFA Society of Philadelphia.

Nashira S. Wynn, Vice President, Portfolio Manager
Ms.  Wynn is a portfolio  manager  with the firm's  Large-Cap  Value Focus team.
Prior to  joining  Delaware  Investments  in 2004,  she was an  equity  research analyst for Merrill  Lynch  Investment  Managers.  Ms. Wynn earned a  bachelor's degree in finance,  with a minor in  economics,  from The College of New Jersey, and she attended England's Oxford University as a presidential scholar.

Thomas H. Chow, CFA, Senior Vice President, Senior Portfolio Manager
Mr. Chow is a member of the firm's  taxable  fixed income  portfolio  management team with primary  responsibility for portfolio construction and strategic asset allocation.  His  experience  includes  exposure to asset  liability  management strategies and credit risk opportunities.  Prior to joining Delaware Investments in 2001,  he was a trader  of high  grade  and high  yield  securities,  and was involved in the portfolio  management of collateralized  bond obligations (CBOs)
and insurance  portfolios at  SunAmerica/AIG  from 1997 to 2001. Before that, he was an analyst, trader, and portfolio manager at Conseco Capital Management from
1989 to 1997.  Mr. Chow received a bachelor's  degree in business  analysis from
Indiana University, and he is a Fellow, Life Management Institute.

                Please keep this Supplement for future reference.

This Supplement is dated May 23, 2007.

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